BALANCE SHETS - Winvest Group Ltd [Member] - USD ($)	Dec. 31, 2021	May 31, 2021	May 31, 2020
ASSETS
Total Assets
Current liabilities
Accounts payable	5,961
Notes payable-related party	108,561	32,298	26,220
Total current liabilities	114,522	32,298	26,220
Total liabilities	114,522	32,298	26,220
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock Series A, $0.001 par value 300,000,000, shares authorized, 227,838,680, 300,000,000 and 855,000 shares issued and outstanding as of December 31, 2021, May 31, 2021 and May 31, 2020, respectively	227,839	300,000	855
Common stock, Par Value $0.001, 4,500,000,000 shares authorized, 16,513,983, 2,081,719 and 2078,299 issued and outstanding as of December 31, 2021, May 31, 2021 and May 31, 2020	16,514	2,082	2,079
Additional paid in capital	101,134,769	101,077,040	98,848,084
Accumulated Deficit	(101,493,644)	(101,411,420)	(98,877,238)
Total Stockholders’ (Deficit)	(114,522)	(32,298)	(26,220)
Total Liabilities and Members’ deficit